Components of Net Postretirement Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Postretirement Benefits, U.S. Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Interest cost on the accumulated obligation	$ 263	$ 297	$ 349
Prior service (credit)	(247)	(153)	(86)
Net actuarial (gains) losses	(136)	(144)	16
Net Pension Cost	(120)		279
Postretirement Benefits, Non-U.S. Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Service cost - Benefits earned during the period	1,173	1,264	1,185
Interest cost on the accumulated obligation	1,155	1,225	1,188
Net actuarial (gains) losses	391	516	470
Net Pension Cost	$ 2,719	$ 3,005	$ 2,843